Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies (Minimum Future Payments) [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The Partnership executed transportation and terminalling agreements that obligate us to minimum volume, throughput or payment commitments over the terms of the agreements, which range from three to ten years. After the minimum volume commitments are met in the transportation and terminalling agreements, the Partnership pays additional amounts based on throughput. There are escalation clauses in the transportation and terminalling agreements, which are based on CPI adjustments. The minimum future payments under these agreements as of December 31, 2016 are as follows:

(In millions)
2017	$46
2018	62
2019	61
2020	61
2021	61
2022 and thereafter	317
Total	$608

Schedule Of Future Minimum Lease Payments For Operating And Capital Leases Table
The Partnership has various non-cancellable operating lease agreements and a long-term propane storage agreement expiring at various times through fiscal year 2040. Most of these leases include renewal options. The Partnership also leases certain pipelines under a capital lease that has a fixed price purchase option in 2020. Future minimum commitments as of December 31, 2016, for capital lease obligations and for operating lease obligations having initial or remaining non-cancellable lease terms in excess of one year are as follows:

(In millions)	Capital Lease Obligations	Operating Lease Obligations
2017	$1	$61
2018	1	51
2019	2	42
2020	5	37
2021	—	36
Later years	—	76
Total minimum lease payments	9	$303
Less: imputed interest costs	1
Present value of net minimum lease payments	$8

Schedule of Rent Expense	Operating lease rental expense was:

(In millions)	2016	2015	2014
Minimum rental expense	$57	$21	$17

Schedule of minimum amounts payable annually under the product supply agreement
SMR Transaction – On September 1, 2009, MarkWest entered into a product supply agreement creating a long-term contractual obligation for the payment of processing fees in exchange for the entire product processed by the SMR. See Note 17 for additional discussion. The product received under this agreement is sold to a refinery customer pursuant to a corresponding long-term agreement. The minimum amounts payable annually under the product supply agreement, excluding the potential impact of inflation adjustments per the agreement, are as follows:

(In millions)
2017	$17
2018	17
2019	17
2020	17
2021	17
2022 and thereafter	143
Total minimum payments	228
Less: Services element	87
Less: Interest	45
Total SMR liability	96
Less: Current portion of SMR liability	5
Long-term portion of SMR liability	$91